Note 2 - Revenue Recognition (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Contract with Customer, Liability, Revenue Recognized	$ 45,977	$ 48,708	$ 156,730	$ 160,809	$ 160,809	$ 946,884
Capitalized Contract Cost, Net	$ 0		$ 0		$ 0	$ 0